Financial instruments and risks - Sensitivity of Loss Before Tax To Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	$ (447)	$ 64	$ (2,710)
Functional Currency | USD/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	6,614	19,499	1,453
Functional Currency | USD/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(6,614)	(19,499)
Functional Currency | EUR/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	94	648	836
Functional Currency | EUR/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(94)	(648)	(836)
Functional Currency | GBP/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	83	18	351
Functional Currency | GBP/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(83)	(18)	(351)
Functional Currency | USD/EUR | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	503	726	155
Functional Currency | USD/EUR | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	$ (503)	$ (726)	$ (155)